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                                                                    OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09675
                                  ----------------------------------

              Boston Advisors Trust
         -----------------------------------------------------------
              (Exact name of registrant as specified in charter)

              One Federal Street,    Boston, MA          02110
         --------------------------------------------------------   ------------
              (Address of principal executive offices  (Zip code)

              Michael J. Vogelzang, Chief Executive Officer
              One Federal Street, Boston, MA 02110
         ----------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code: 800-523-5903
                                                   -------------
Date of fiscal year end:   04/30/2003
                         ----------------------------

Date of reporting period:  05/01/02 - 04/30/03
                          ---------------------------

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ITEM 1 (REPORT TO SHAREHOLDERS):  The Annual Report is attached.

APRIL 30, 2003
ANNUAL REPORT

MICHAEL J. VOGELZANG, CFA, PRESIDENT

Over the past six months the Boston Advisors Funds navigated safely through roiled and troubled economic terrain, starting with fears of war and ending with fears of deflation. In this Annual Report to shareholders we review the domestic investing environment and discuss the nature and characteristics of the portfolios within the Boston Advisors Trust.

ECONOMIC AND INVESTING ENVIRONMENTS:

Economic growth stalled during the last two quarters as consumers focused attention on the war in Iraq, rising unemployment, and the growing potential for general price deflation. The war's end did not bring the widely anticipated reinvigoration in consumer spending, resulting in year-over-year 1st quarter economic growth slowing to 2.1%. During the same period unemployment rose to 6.0% while core consumer prices declined to 1.5% year-over-year.

Weak economic growth allowed the Federal Reserve to maintain its target for short-term interest rates. Since the end of formal hostilities in Iraq, evidence has continued to point toward sub-par growth and the potential of declining prices (turning into deflation) has risen to a point of concern. In its May 6th press release the Federal Open Market Committee (FOMC) acknowledged that "the timing and extent of [economic] improvement remain uncertain" and that "the upside and downside risks to the attainment of sustainable growth are roughly equal". Importantly, the FOMC noted "the probability of an unwelcome substantial fall in inflation... exceeds that of a pickup in inflation from its already low level."

Most central banks have accepted an (informal) inflation target of about 2%. With core consumer prices in the U.S. beneath this level, and other measures of inflation such as producer prices even lower, it is likely the Fed will find it necessary to reduce rates further to head off deflation. Putting aside the cynical motivation to lower short-term interest rates to stimulate the economy and further a political agenda, the Fed's concern about deflation has pushed interest rates lower in anticipation of further Fed action.

Money market yields declined over the last two quarters in response to the lagged reinvestment effect of the November 1/2% interest rate cut. While the current Fed Funds target is 1.25%, the market is already anticipating an additional 25 basis point decline at the June 25th FOMC meeting. It is clear the Fed is bringing its full power to bear in combating price deflation and to breathe new life into the economy. We are optimistic about the Fed's success.

PORTFOLIO REVIEWS

CASH RESERVES FUND

- The Portfolio invests only in high-quality obligors as ranked by nationally recognized statistical rating organizations. This emphasis on quality, coupled with broad diversification among issuers and sectors, enhances the fund's stability and liquidity -- important considerations in this challenging economic environment. As of April 30th, the portfolio consisted of commercial paper (43%), certificates of deposit (19%), variable rate notes (11%), repurchase agreements (8%), U.S. Government Agency Obligations (7%), bankers' acceptances (2%), corporate debt (1%), and money market funds (9%). Money market funds are used as a higher yielding alternative to overnight repurchase agreements for a portion of the overnight investments.

                                       1
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U.S. GOVERNMENT FUND

- The Portfolio invests exclusively in short-term U.S. government securities, including those guaranteed by any of its agencies or instrumentalities, and repurchase agreements based upon these securities. As of April 30th, the portfolio consisted of U.S. government agency obligations (83%), of which variable rates were 18%, repurchase agreements (13%), and money market funds (4%).

TAX FREE FUND

- The Portfolio invests in high quality short-term municipal obligations as ranked by nationally recognized statistical rating organizations. This high quality, coupled with broad diversification among issuers and sectors, helps provide stability and liquidity in today's challenging economic environment. As of April 30th, the portfolio consisted of daily and weekly floating rate issues (69%), notes and bonds (17%), commercial paper (5%), prerefunded obligations (5%), and money market funds (4%).

NEW YORK MUNICIPAL FUND

- The Portfolio invests only in high-quality short-term municipal securities with income exempt from regular federal income tax and from New York State and New York City personal income taxes. As of April 30th, the portfolio consisted of daily and weekly floating-rate issues (75%), commercial paper (18%), and notes and bonds (7%).

                                       2
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
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL    AMORTIZED COST
-------------------------------------------------------------------------------------------
ASSET-BACKED COMMERCIAL PAPER -- 16.1%
BANKING -- 13.8%
Golden Funding Corporation                1.270%  05/12/2003   $ 25,512,000  $   25,502,100
Montauk Funding Corporation               1.250%  05/13/2003     15,000,000      14,993,750
Starfish Global Funding LLC               1.260%  05/14/2003     35,915,000      35,898,659
Stellar Funding Group                     1.260%  05/01/2003     16,917,000      16,917,000
Tannehill Capital Co. LLC                 1.300%  07/23/2003     30,000,000      29,998,655
Three Pillars Funding Corporation         1.260%  05/09/2003     24,460,000      24,453,151
Windmill Funding Corporation              1.270%  05/08/2003     30,000,000      29,992,591
                                                                             --------------
                                                                                177,755,906
                                                                             --------------
FINANCIAL SERVICES -- 2.3%
Lockhart Funding LLC                      1.360%  07/30/2003     30,000,000      29,898,000
                                                                             --------------
TOTAL ASSET-BACKED COMMERCIAL PAPER                                             207,653,906
                                                                             --------------
BANKERS ACCEPTANCE -- 1.5%
BANKING -- 1.5%
Wachovia Bank, NA                         1.260%  08/21/2003     20,000,000      19,921,600
                                                                             --------------
TOTAL BANKERS ACCEPTANCE                                                         19,921,600
                                                                             --------------
CERTIFICATES OF DEPOSIT -- 18.6%
BANKING -- 18.6%
Bank of America Corporation               1.250%  06/25/2003     20,000,000      20,000,000
Canadian Imperial Bank                    1.280%  05/06/2003     25,000,000      25,000,035
Chase Manhattan Bank                      1.300%  07/10/2003     30,000,000      30,000,000
Deutsche Bank AG Euro                     1.350%  05/21/2003     25,000,000      25,000,137
Dresdner U.S. Finance Corporation         2.225%  07/02/2003     35,000,000      35,053,293
First Tennessee Bank                      1.250%  07/22/2003     30,000,000      30,000,000
Landesbank Hessen-Thueringen              1.310%  07/15/2003     25,000,000      25,000,513
Toronto-Dominion Bank NY                  1.250%  10/15/2003     30,000,000      30,000,000
Wilmington Trust Company                  3.650%  10/17/2003     20,000,000      20,218,914
                                                                             --------------
TOTAL CERTIFICATES OF DEPOSIT                                                   240,272,892
                                                                             --------------
COMMERCIAL PAPER -- 27.2%
BANKING -- 9.2%
Abbey National NA LLC                     1.260%  05/23/2003     25,000,000      24,980,750
Bank of Ireland                           1.250%  05/12/2003     25,000,000      24,990,452
HBOS Treasury Services                    1.265%  06/02/2003     15,000,000      14,983,133
Societe Generale North America            1.260%  08/08/2003     23,500,000      23,418,573
Westdeutsche Landesbank                   1.310%  06/13/2003     30,000,000      29,953,059
                                                                             --------------
                                                                                118,325,967
                                                                             --------------

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CASH RESERVES FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2003
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL    AMORTIZED COST
COMMERCIAL PAPER (CONTINUED)
BEVERAGES, FOOD & TOBACCO -- 1.1%
Coca-Cola Enterprises                     1.280%  06/04/2003   $ 14,850,000  $   14,832,048
                                                                             --------------
BROKERS -- 2.3%
Goldman Sachs Group, Inc.                 1.220%  05/23/2003     30,000,000      29,977,633
                                                                             --------------
COMPUTERS & INFORMATION -- 1.2%
IBM Corporation                           1.700%  05/02/2003     15,000,000      14,999,291
                                                                             --------------
ELECTRIC UTILITIES -- 2.2%
FPL Group Capital, Inc.                   1.300%  05/28/2003     27,970,000      27,942,729
                                                                             --------------
FINANCIAL SERVICES -- 3.5%
Household Finance Corporation             1.260%  07/18/2003     20,000,000      19,945,400
The CIT Group, Inc.                       1.260%  05/15/2003     25,000,000      24,987,750
                                                                             --------------
                                                                                 44,933,150
                                                                             --------------
INDUSTRIAL - DIVERSIFIED -- 3.1%
General Electric Capital International
Funding                                   1.300%  07/08/2003     40,000,000      39,901,777
                                                                             --------------
MISCELLANEOUS -- 4.6%
Canadian Wheat Board                      1.260%  08/21/2003     25,000,000      24,902,000
Quebec Province                           1.250%  10/10/2003     35,000,000      34,803,125
                                                                             --------------
                                                                                 59,705,125
                                                                             --------------
TOTAL COMMERCIAL PAPER                                                          350,617,720
                                                                             --------------
CORPORATE DEBT -- 0.8%
BANKING -- 0.8%
Bank One Corporation                      6.875%  06/15/2003     10,000,000      10,066,669
                                                                             --------------
TOTAL CORPORATE DEBT                                                             10,066,669
                                                                             --------------
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.4%
Federal Home Loan Bank                    1.375%  05/12/2004     17,000,000      17,000,000
Federal Home Loan Bank                    1.425%  03/08/2004     33,800,000      33,800,000
Federal Home Loan Bank                    1.450%  05/14/2004     29,500,000      29,500,000
Federal National Mortgage Association     5.260%  10/02/2003     15,000,000      15,211,873
                                                                             --------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                              95,511,873
                                                                             --------------
MONEY MARKET FUNDS -- 9.1%
Merrill Lynch Premier Institutional Fund  1.240%                 58,597,787      58,597,787
Merrimac Cash Series, Premium Class       1.260%                 58,840,980      58,840,980
                                                                             --------------
TOTAL MONEY MARKET FUNDS                                                        117,438,767
                                                                             --------------
VARIABLE RATE NOTES -- 10.7%
AUTOMOBILES -- 1.2%
American Honda Finance Corporation(1)     1.299%  07/21/2003     15,000,000      14,999,289
                                                                             --------------

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CASH RESERVES FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2003
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL    AMORTIZED COST
VARIABLE RATE NOTES (CONTINUED)
BANKING -- 2.9%
Bayerische Landesbank Girozentrale NY(1)  1.303%  06/09/2003   $ 20,000,000  $   20,004,491
Key Bank N.A.(1)                          1.499%  07/29/2003     17,000,000      17,023,828
                                                                             --------------
                                                                                 37,028,319
                                                                             --------------
BEVERAGES, FOOD & TOBACCO -- 0.8%
Coca-Cola Enterprises(1)                  1.570%  07/28/2003     10,000,000      10,025,023
                                                                             --------------
BROKERS -- 1.5%
Credit Suisse First Boston USA Inc.(1)    1.490%  05/27/2003     15,000,000      15,014,881
Merrill Lynch & Co(1)                     1.358%  05/12/2003      5,000,000       5,000,000
                                                                             --------------
                                                                                 20,014,881
                                                                             --------------
COMMERCIAL SERVICES -- 1.5%
International Lease Finance
Corporation(1)                            1.533%  06/09/2003     20,000,000      20,000,000
                                                                             --------------
FINANCIAL SERVICES -- 0.9%
American Express Credit(1)                1.332%  05/06/2003     11,000,000      11,000,000
                                                                             --------------
TRANSPORTATION -- 1.9%
Paccar Financial Corporation(1)           1.360%  07/28/2003     25,000,000      25,020,695
                                                                             --------------
TOTAL VARIABLE RATE NOTES                                                       138,088,207
                                                                             --------------
REPURCHASE AGREEMENT -- 8.5%
UBS PaineWebber Warburg Repurchase
Agreement, collateralized by Federal
Farm Credit Banks, Federal Home Loan
Banks, Freddie Mac Discount Notes and
Federal Home Loan Mortgage Corporation
issues, with interest rates ranging from
1.400% to 7.000%, maturity dates ranging
from 1/08/04 to 1/15/26 and an aggregate
market value of $111,007,956.             1.300%  05/01/2003    109,501,000     109,501,000
                                                                             --------------
TOTAL INVESTMENTS -- 99.9% (COST $1,289,072,634)                              1,289,072,634
NET OTHER ASSETS -- 0.1%                                                          1,094,037
                                                                             --------------
NET ASSETS -- 100.0%                                                         $1,290,166,671
                                                                             ==============
TOTAL COST FOR INCOME TAX PURPOSES                                           $1,289,072,634

 NOTES TO SCHEDULE OF INVESTMENTS:
 (1)  The maturity date shown for security is next reset date.

    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL   AMORTIZED COST
------------------------------------------------------------------------------------------
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 67.7%
Federal Farm Credit Bank                  1.300%  08/04/2003   $ 5,000,000   $  4,982,848
Federal Farm Credit Bank                  1.340%  07/22/2003     5,000,000      4,984,739
Federal Farm Credit Bank                  4.375%  05/01/2003     2,000,000      2,000,000
Federal Home Loan Bank                    1.180%  05/07/2003    10,000,000      9,998,033
Federal Home Loan Bank                    1.185%  05/02/2003     9,085,000      9,084,701
Federal Home Loan Bank                    1.375%  05/12/2004     3,000,000      3,000,000
Federal Home Loan Bank                    1.425%  03/08/2004     5,600,000      5,600,000
Federal Home Loan Bank                    1.450%  05/14/2004     3,700,000      3,700,000
Federal Home Loan Bank                    3.160%  10/29/2003     5,000,000      5,046,965
Federal Home Loan Mortgage Corporation    1.200%  05/20/2003     4,000,000      3,997,467
Federal Home Loan Mortgage Corporation    1.730%  10/09/2003     5,000,000      4,961,316
Federal Home Loan Mortgage Corporation    2.920%  11/14/2003     5,000,000      5,044,373
Federal Home Loan Mortgage Corporation    3.050%  11/28/2003     3,000,000      3,024,961
Federal Home Loan Mortgage Corporation    5.750%  07/15/2003     1,860,000      1,876,522
Federal Home Loan Mortgage Corporation    6.375%  11/15/2003     4,209,000      4,318,276
Federal National Mortgage Association     1.160%  06/09/2003     6,450,000      6,441,894
Federal National Mortgage Association     1.190%  06/11/2003    10,000,000      9,986,447
Federal National Mortgage Association     1.200%  05/09/2003     6,300,000      6,298,320
Federal National Mortgage Association     1.200%  05/21/2003     3,190,000      3,187,873
Federal National Mortgage Association     1.200%  06/10/2003     9,324,000      9,311,568
Federal National Mortgage Association     1.230%  05/15/2003     5,000,000      4,997,608
Federal National Mortgage Association     1.230%  05/21/2003     4,000,000      3,997,267
Federal National Mortgage Association     1.255%  07/02/2003    10,000,000      9,978,386
Federal National Mortgage Association     1.270%  05/07/2003     3,000,000      2,999,365
                                                                             ------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                           128,818,929
                                                                             ------------
VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.9%
Federal Home Loan Bank                    1.089%  06/17/2003     5,000,000      4,999,195
Federal Home Loan Bank                    1.093%  12/12/2003    15,000,000     14,991,689
Federal Home Loan Bank                    1.240%  09/19/2003     8,360,000      8,358,659
                                                                             ------------
TOTAL VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                         28,349,543
                                                                             ------------
MONEY MARKET FUND -- 4.0%
Merrill Lynch Government Fund             1.160%                 7,611,195      7,611,195
                                                                             ------------

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U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2003
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL   AMORTIZED COST
REPURCHASE AGREEMENT -- 13.3%
UBS Painewebber Warburg Repurchase
Agreement, collateralized by Federal
Home Loan Banks with interest rates
ranging from 3.850% to 5.350%, maturity
dates ranging from 6/17/05 to 11/20/12
and an aggregate market value of
$25,824,477.                              1.300%  05/01/2003   $25,314,000   $ 25,314,000
                                                                             ------------
TOTAL INVESTMENTS -- 99.9% (COST $190,093,667)                                190,093,667
NET OTHER ASSETS -- 0.1%                                                          158,627
                                                                             ------------
NET ASSETS -- 100.0%                                                         $190,252,294
                                                                             ============
TOTAL COST FOR INCOME TAX PURPOSES                                           $190,093,667

    The accompanying notes are an integral part of the financial statements.

                                       7
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
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
-----------------------------------------------------------------------------------------
PREREFUNDED MUNICIPAL OBLIGATIONS -- 5.7%
Dade County School Board                  5.750%  08/01/2003   $1,000,000   $ 1,010,923
Florida State Board of Education Cap
Outlay                                    5.750%  01/01/2004    1,000,000     1,041,175
Metropolitan Pier & Exposition Authority
Illinois                                  6.500%  06/15/2003    1,000,000     1,026,120
St. Louis Regional Convention & Sports
Complex Authority                         7.900%  08/15/2003    1,000,000     1,018,151
Wisconsin State                           5.100%  05/01/2003      500,000       500,000
                                                                            -----------
TOTAL PREREFUNDED MUNICIPAL OBLIGATIONS                                       4,596,369
                                                                            -----------
MUNICIPAL INTEREST BEARING COMMERCIAL PAPER -- 5.6%
Clark County Nevada                       1.050%  05/02/2003    1,000,000     1,000,000
Indiana Development Finance Authority     1.100%  07/11/2003    1,000,000     1,000,000
Municipal Electric Authority of Georgia   1.050%  05/14/2003    1,500,000     1,500,000
San Antonio, Texas Sales Tax              1.070%  07/01/2003    1,000,000     1,000,000
                                                                            -----------
TOTAL MUNICIPAL INTEREST BEARING COMMERCIAL PAPER                             4,500,000
                                                                            -----------
FIXED RATE MUNICIPAL OBLIGATIONS -- 17.4%
Arlington, Texas                          2.500%  08/15/2003    1,165,000     1,168,345
Dallas Texas City Managers Office         4.750%  02/15/2004      500,000       514,483
Grand Strand Water & Sewer Authority      5.000%  06/01/2003    1,040,000     1,043,068
Harris County Flood Control District      3.000%  10/01/2003    1,000,000     1,008,162
Highland Park TX Independent School
District                                  5.500%  02/15/2004      500,000       517,060
Madison Area Technical College            3.000%  08/01/2003    1,000,000     1,003,934
Memphis, Tennessee                        3.000%  08/01/2003    1,050,000     1,055,198
Metropolitan Government Nashville &
Davidson County Health & Educational
Facilities                                5.000%  10/15/2003    1,420,000     1,445,383
Pima County Arizona Community College     5.000%  07/01/2003    1,000,000     1,005,814
Scottsdale, Arizona                       7.000%  07/01/2003      650,000       656,005
St. Paul, Minnesota                       2.000%  03/01/2004      785,000       791,286
Sudbury, Massachusetts                    2.000%  04/01/2004      750,000       755,797
Tulsa County OK Independent School
District                                  4.000%  05/01/2003    1,000,000     1,000,000
Tulsa County OK Independent School
District                                  4.500%  03/01/2004    1,000,000     1,027,963
Washington Suburban Sanitation District   4.375%  06/01/2003    1,000,000     1,002,635
                                                                            -----------
TOTAL FIXED RATE MUNICIPAL OBLIGATIONS                                       13,995,133
                                                                            -----------
DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 12.3%
Beltrami County MN Environmental
Control(1)                                1.450%  05/01/2003    2,000,000     2,000,000
California State(1)                       1.400%  05/01/2003      900,000       900,000
Clarksville Public Building Authority(1)  1.400%  05/01/2003      800,000       800,000
Maryland State Energy Solid Waste
Disposal(1)                               1.400%  05/01/2003    1,200,000     1,200,000

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SCHEDULE OF INVESTMENTS - APRIL 30, 2003
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
-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
Massachusetts Health & Educational
Facilities Authority(1)                   1.350%  05/01/2003   $1,500,000   $ 1,500,000
Missouri State Health & Educational
Facilities Authority(1)                   1.350%  05/01/2003    1,450,000     1,450,000
Montgomery County Public Building
Authority Pooled Financing(1)             1.400%  05/01/2003    1,000,000     1,000,000
Phoenix Arizona Industrial Development
Authority(1)                              1.400%  05/01/2003    1,000,000     1,000,000
                                                                            -----------
TOTAL DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS                               9,850,000
                                                                            -----------
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 57.2%
Baltimore MD Industrial Development
Authority(1)                              1.350%  05/01/2003    1,500,000     1,500,000
California Economic Development
Financing Authority(1)                    1.300%  05/07/2003      900,000       900,000
Capital Health Facilities Development
Corporation(1)                            1.400%  05/07/2003    1,000,000     1,000,000
Cuyahoga County Ohio Hospital(1)          1.100%  05/07/2003    2,000,000     2,000,000
Delaware Valley PA Regional Financial
Authority(1)                              1.350%  05/07/2003    1,000,000     1,000,000
Durham, North Carolina(1)                 1.400%  05/01/2003    1,000,000     1,000,000
Elmhurst, Illinois Joint Commission on
Accredation of Healthcare
Organizations(1)                          1.350%  05/01/2003    1,165,000     1,165,000
Emporia Industrial Development
Authority(1)                              1.450%  05/01/2003      950,000       950,000
Florida Gulf Coast University(1)          1.500%  05/01/2003    1,000,000     1,000,000
Florida Housing Finance Agency(1)         1.250%  05/07/2003    1,000,000     1,000,000
Hampton Redevelopment & Housing
Authority Multifamily(1)                  1.350%  05/07/2003    1,335,000     1,335,000
Honolulu, Hawaii City & County(1)         1.300%  05/07/2003    2,000,000     2,000,000
Illinois Development Finance Authority
Pollution Control(1)                      1.350%  05/07/2003    1,500,000     1,500,000
Illinois Educational Facilities
Authority(1)                              1.350%  05/07/2003    1,500,000     1,500,000
Illinois State Toll Highway Authority(1)  1.400%  05/01/2003    1,500,000     1,500,000
Kansas City Industrial Development
Authority(1)                              1.300%  05/01/2003    1,500,000     1,500,000
King County WA Sewer(1)                   1.350%  05/07/2003    1,500,000     1,500,000
Lehigh County Industrial Development
Authority(1)                              1.300%  05/07/2003      110,000       110,000
Lincoln Parish, Louisiana Exempt
Facility(1)                               1.380%  05/07/2003    2,000,000     2,000,000
Louisiana Public Facilities Authority(1)  1.350%  05/07/2003      985,000       985,000
Metropolitan Atlanta Rapid
Transportation Authority(1)               1.250%  05/07/2003    1,000,000     1,000,000
Michigan State Strategic Fund Solidwaste
Disposal(1)                               1.380%  05/07/2003    1,060,000     1,060,000
Oklahoma City Industrial & Cultural
Facilities Trust(1)                       1.250%  05/01/2003    1,500,000     1,500,000
Philadelphia Hospitals & Higher
Education Facilities Authority(1)         1.350%  05/01/2003    1,000,000     1,000,000
Pima County Industrial Development
Authority(1)                              1.350%  05/07/2003    1,500,000     1,500,000
Pinal County Industrial Development
Authority(1)                              1.350%  05/07/2003    1,800,000     1,800,000

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
Seattle Washington Municipal Light &
Power(1)                                  1.300%  05/07/2003   $1,500,000   $ 1,500,000
Seattle Washington Water System(1)        1.150%  05/07/2003      900,000       900,000
South Carolina-Jobs- Economic
Development Authority(1)                  1.450%  05/01/2003    1,000,000     1,000,000
South Louisiana Port Commission Marine
Terminals Facility(1)                     1.400%  05/07/2003    1,325,000     1,325,000
St. Paul Minnesota Housing &
Redevelopment Authority District
Energy(1)                                 1.350%  05/07/2003    1,650,000     1,650,000
University Pittsburgh of the
Commonwealth System of Higher Education
Pennsylvania(1)                           1.350%  05/07/2003    1,000,000     1,000,000
Vancouver Housing Authority(1)            1.500%  05/01/2003    1,000,000     1,000,000
Washington Higher Education Facilities
Authority(1)                              1.350%  05/01/2003    1,000,000     1,000,000
Washington Public Power Supply System(1)  1.300%  05/07/2003    2,000,000     2,000,000
West Des Moines, Iowa Commercial
Development(1)                            1.350%  05/07/2003    1,200,000     1,200,000
                                                                            -----------
TOTAL WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS                             45,880,000
                                                                            -----------
MONEY MARKET FUNDS -- 4.0%
Alliance Institutional Tax Free
Portfolio(1)                              1.190%                1,245,138     1,245,139
Merrill Lynch Institutional Tax Exempt
Money Market(1)                           1.160%                1,967,654     1,967,654
                                                                            -----------
TOTAL MONEY MARKET FUNDS                                                      3,212,793
                                                                            -----------
TOTAL INVESTMENTS -- 102.2% (COST $82,034,295)                               82,034,295
NET OTHER ASSETS -- (2.2%)                                                   (1,774,682)
                                                                            -----------
NET ASSETS -- 100.0%                                                        $80,259,613
                                                                            ===========
TOTAL COST FOR INCOME TAX PURPOSES                                          $82,034,295

 NOTES TO SCHEDULE OF INVESTMENTS:

 (1)  The maturity date shown for security is next reset date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS STATE TABLE - APRIL 30, 2003
--------------------------------------------------------------------------------

STATE (AS A % OF MARKET VALUE OF INVESTMENTS)  PERCENTAGE
---------------------------------------------------------
Washington                                          9.6%
Illinois                                            8.2%
Arizona                                             7.3%
Texas                                               6.4%
Minnesota                                           5.4%
Louisiana                                           5.3%
Tennessee                                           5.2%
Florida                                             4.9%
Missouri                                            4.8%
Maryland                                            4.5%
Oklahoma                                            4.3%
National Tax Exempt Mutual Fund                     3.9%
Pennsylvania                                        3.8%
Georgia                                             3.1%
Virginia                                            2.8%
Massachusetts                                       2.8%
South Carolina                                      2.5%
Ohio                                                2.4%
Hawaii                                              2.4%
California                                          2.2%
Wisconsin                                           1.8%
Iowa                                                1.5%
Michigan                                            1.3%
Indiana                                             1.2%
Nevada                                              1.2%
North Carolina                                      1.2%

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NEW YORK MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
-----------------------------------------------------------------------------------------
MUNICIPAL INTEREST BEARING COMMERCIAL PAPER -- 17.6%
Metropolitan Transportation Authority
New York                                  1.050%  06/12/2003   $4,000,000   $  4,000,000
Metropolitan Transportation Authority
New York                                  1.050%  07/07/2003    6,000,000      6,000,000
New York City Muni Water                  1.050%  07/17/2003    1,600,000      1,600,000
New York City Muni Water                  1.100%  07/17/2003    1,000,000      1,000,000
New York State                            1.050%  07/18/2003    5,000,000      5,000,000
New York State Dormitory Authority        1.050%  05/21/2003    2,000,000      2,000,000
New York State Thruway Authority          1.050%  10/14/2003    3,500,000      3,500,000
                                                                            ------------
TOTAL MUNICIPAL INTEREST BEARING COMMERCIAL PAPER                             23,100,000
                                                                            ------------
FIXED RATE MUNICIPAL OBLIGATIONS -- 7.1%
Bath Central School District              3.125%  06/15/2003      425,000        425,894
Erie County New York                      2.500%  09/17/2003    1,000,000      1,004,017
Half Hollow Hills Central School          2.250%  06/26/2003    2,000,000      2,002,671
Lindenhurst Union Free School District    2.250%  06/26/2003    2,000,000      2,002,884
New York State Dormitory Authority        6.000%  08/01/2003    1,875,000      1,896,793
Patchogue-Medford Union Free School
District                                  2.250%  06/26/2003    2,000,000      2,002,884
                                                                            ------------
TOTAL FIXED RATE MUNICIPAL OBLIGATIONS                                         9,335,143
                                                                            ------------
DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 7.0%
Jay Street Development Corporation(1)     1.260%  05/01/2003    1,700,000      1,700,000
New York NY City Transitional Finance
Authority(1)                              1.400%  05/01/2003      900,000        900,000
New York NY City Transitional Finance
Authority(1)                              1.400%  05/01/2003    2,600,000      2,600,000
New York, NY(1)                           1.300%  05/01/2003    3,900,000      3,900,000
                                                                            ------------
TOTAL DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS                                9,100,000
                                                                            ------------
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 67.9%
Babylon NY(1)                             1.250%  05/07/2003    1,600,000      1,600,000
Long Island Power Authority(1)            1.350%  05/07/2003    4,000,000      4,000,000
Long Island Power Authority(1)            1.350%  05/07/2003    1,000,000      1,000,000
Nassau County, New York Interim Finance
Authority(1)                              1.300%  05/07/2003    2,500,000      2,500,000
Nassau County, New York Interim Finance
Authority(1)                              1.300%  05/07/2003    2,000,000      2,000,000
New York City Trust for Cultural
Resources(1)                              1.250%  05/07/2003    1,790,000      1,790,000
New York NY City Housing Development
Corp.(1)                                  1.250%  05/01/2003    1,800,000      1,800,000
New York NY City Housing Development
Corp. Multifamily Housing(1)              1.400%  05/07/2003    1,000,000      1,000,000
New York NY City Housing-400 West 59th
Street Partners(1)                        1.380%  05/07/2003    4,100,000      4,100,000
New York NY City Housing-Queenswood
Apartments(1)                             1.320%  05/07/2003    6,600,000      6,600,000

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NEW YORK MUNICIPAL MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
New York NY City Industrial Development
Agency Civic Facility - Planned
Parenthood Federation of America,
Inc.(1)                                   1.300%  05/01/2003   $5,000,000   $  5,000,000
New York NY City Transitional Finance
Authority(1)                              1.270%  05/07/2003    2,500,000      2,500,000
New York State Energy Research &
Development Authority Electric
Facilities(1)                             1.400%  05/07/2003    5,000,000      5,000,000
New York State Energy Research &
Development Authority Pollution
Control(1)                                1.250%  05/07/2003    1,500,000      1,500,000
New York State Housing Finance Agency(1)  1.320%  05/07/2003    3,500,000      3,500,000
New York State Housing Finance Agency(1)  1.400%  05/07/2003    3,000,000      3,000,000
New York State Housing Finance Agency(1)  1.400%  05/07/2003    2,000,000      2,000,000
New York State Local Government
Assistance Corp.(1)                       1.350%  05/07/2003    4,900,000      4,900,000
New York, NY(1)                           1.320%  05/07/2003    2,000,000      2,000,000
Niagara Falls NY Bridge Toll(1)           1.250%  05/07/2003    5,900,000      5,900,000
Oneida County NY Industrial Development
Agency(1)                                 1.300%  05/07/2003    4,835,000      4,835,000
Oneida Indian Nation(1)                   1.300%  05/07/2003    5,500,000      5,500,000
Onondaga County Industrial Development
Agency(1)                                 1.500%  05/01/2003    5,000,000      5,000,000
Suffolk County NY Water Authority(1)      1.300%  05/07/2003    5,000,000      5,000,000
Triborough Bridge & Tunnel Authority
NY(1)                                     1.300%  05/07/2003    3,500,000      3,500,000
Triborough Bridge & Tunnel Authority
NY(1)                                     1.320%  05/01/2003    2,500,000      2,500,000
Triborough Bridge & Tunnel Authority
NY(1)                                     1.350%  05/07/2003      930,000        930,000
                                                                            ------------
TOTAL WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS                              88,955,000
                                                                            ------------
MONEY MARKET FUNDS -- 0.3%
Dreyfus New York Municipal Cash
Management Fund                           1.100%                  367,953        367,953
                                                                            ------------
TOTAL INVESTMENTS -- 99.9% (COST $130,858,096)                               130,858,096
NET OTHER ASSETS -- 0.1%                                                         166,354
                                                                            ------------
NET ASSETS -- 100.0%                                                        $131,024,450
                                                                            ============
TOTAL COST FOR INCOME TAX PURPOSES                                          $130,858,096

 NOTES TO SCHEDULE OF INVESTMENTS:

 (1)  The maturity date shown for security is next reset date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF APRIL 30, 2003
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE       NEW YORK MUNICIPAL
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------  ------------------
ASSETS
  Investments in securities, at value
  (Cost $1,179,571,634, $164,779,667,
  $82,034,295 and $130,858,096,
  respectively)                           $1,179,571,634     $164,779,667        $82,034,295        $130,858,096
  Repurchase agreements, at value (Cost
  $109,501,000, $25,314,000, $0 and $0,
  respectively)                              109,501,000       25,314,000                 --                  --
                                          --------------     ------------        -----------        ------------
    TOTAL INVESTMENTS                      1,289,072,634      190,093,667         82,034,295         130,858,096
                                          --------------     ------------        -----------        ------------
  Cash                                             9,825              359                 --                  --
  Interest receivable                          2,240,159          374,744            343,965             308,676
  Prepaid expenses                                44,178           14,880             14,674               5,517
                                          --------------     ------------        -----------        ------------
    TOTAL ASSETS                           1,291,366,796      190,483,650         82,392,934         131,172,289
                                          --------------     ------------        -----------        ------------
LIABILITIES
  Payable for investments purchased                   --               --          2,024,316                  --
  Dividends payable                              261,244           36,045             12,755              33,512
  Payable to the Investment Advisor              398,359           85,491             29,208              26,398
  Payable to affiliate for Trustees'
  fees                                               132              132                132                  65
  Payable to Distributor                         263,743           40,304             16,714              28,544
  Payable to Transfer Agent                      125,103           15,799              2,981              13,967
  Accrued expense and other payables             151,544           53,585             47,215              45,353
                                          --------------     ------------        -----------        ------------
    TOTAL LIABILITIES                          1,200,125          231,356          2,133,321             147,839
                                          --------------     ------------        -----------        ------------
NET ASSETS                                $1,290,166,671     $190,252,294        $80,259,613        $131,024,450
                                          ==============     ============        ===========        ============
NET ASSETS CONSIST OF:
  Paid-in capital                          1,290,166,671      190,232,031         80,259,613         131,024,450
  Accumulated net investment income                  314           20,263                 --                  --
  Accumulated net realized loss on
  investment transactions                           (314)              --                 --                  --
                                          --------------     ------------        -----------        ------------
TOTAL NET ASSETS                          $1,290,166,671     $190,252,294        $80,259,613        $131,024,450
                                          ==============     ============        ===========        ============
NET ASSETS
  Class 1                                  1,263,136,265      190,252,294         80,259,613         131,024,450
  Class 2                                     27,030,406               --                 --                  --
                                          --------------     ------------        -----------        ------------
TOTAL                                      1,290,166,671      190,252,294         80,259,613         131,024,450
SHARES OUTSTANDING
  Class 1                                  1,263,136,265      190,252,294         80,259,613         131,024,450
  Class 2                                     27,030,406               --                 --                  --
                                          --------------     ------------        -----------        ------------
TOTAL                                      1,290,166,671      190,252,294         80,259,613         131,024,450
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
  Class 1                                          $1.00            $1.00              $1.00               $1.00
  Class 2                                           1.00               --                 --                  --

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
YEAR ENDED APRIL 30, 2003
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS       BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE          NEW YORK MUNICIPAL
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND    MONEY MARKET FUND(1)
                                          ---------------  -----------------  -----------------  ------------------------
INVESTMENT INCOME
  Interest                                  $21,948,997       $3,272,577         $1,249,112             $1,499,575

EXPENSES
  Investment advisor fee                      7,246,446        1,113,077            503,390                660,378
  Distribution and service fees
    Class 1                                   3,236,908          505,944            228,814                300,172
  Legal fees                                      4,809            4,809              4,809                 38,188
  Printing                                      148,734           21,989             10,593                 27,100
  Audit fees                                     21,221           21,681             21,681                 23,130
  Administration, custodian and fund
  accounting expense                            469,645           77,685             38,372                 97,059
  Transfer agency expense                     1,592,289          199,636             36,801                120,649
  Registration expense                           98,190           36,763             30,308                 16,848
  Insurance expense                             243,249            2,602             17,297                 28,425
  Trustees fees and expense                       8,006            8,006              8,006                  7,940
  Miscellaneous                                     989              989                989                    872
                                            -----------       ----------         ----------             ----------
    Total expenses                           13,070,486        1,993,181            901,060              1,320,761
    Reduction of expenses                    (1,871,470)        (171,782)           (77,331)              (540,314)
                                            -----------       ----------         ----------             ----------
    Net expenses                             11,199,016        1,821,399            823,729                780,447
                                            -----------       ----------         ----------             ----------
Net investment income                        10,749,981        1,451,178            425,383                719,128
                                            -----------       ----------         ----------             ----------
NET INCREASE IN NET ASSETS FROM
OPERATIONS                                  $10,749,981       $1,451,178         $  425,383             $  719,128
                                            ===========       ==========         ==========             ==========

 (1)  Fund commenced operations on June 11, 2002.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  BOSTON ADVISORS                  BOSTON ADVISORS
                                                        CASH                       U.S. GOVERNMENT
                                                   RESERVES FUND                  MONEY MARKET FUND
                                          --------------------------------  ------------------------------
                                            YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                          APRIL 30, 2003   APRIL 30, 2002   APRIL 30, 2003  APRIL 30, 2002
                                          ---------------  ---------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                   $    10,749,981  $    27,258,358  $   1,451,178   $   3,685,378
                                          ---------------  ---------------  -------------   -------------
    Net increase in net assets resulting
    from operations                            10,749,981       27,258,358      1,451,178       3,685,378
                                          ---------------  ---------------  -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                   (10,525,024)     (26,757,977)    (1,451,178)     (3,685,378)
    Class 2                                      (224,957)        (500,381)            --              --
                                          ---------------  ---------------  -------------   -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS       (10,749,981)     (27,258,358)    (1,451,178)     (3,685,378)
                                          ---------------  ---------------  -------------   -------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST (EACH AT $1.00 PER SHARE)
  Proceeds from sale of shares
    Class 1                                 4,284,616,395    3,901,149,149    639,218,663     587,705,828
    Class 2                                    43,456,266       34,339,004             --              --
  Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
    Class 1                                    10,665,082       27,430,087      1,497,543       3,697,942
    Class 2                                       226,282          533,889             --              --
  Cost of shares redeemed
    Class 1                                (4,378,404,786)  (3,728,652,888)  (645,276,954)   (508,963,919)
    Class 2                                   (36,550,260)     (33,977,992)            --              --
                                          ---------------  ---------------  -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM FUND SHARE TRANSACTIONS                  (75,991,021)     200,821,249     (4,560,748)     82,439,851
                                          ---------------  ---------------  -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS         (75,991,021)     200,821,249     (4,560,748)     82,439,851
NET ASSETS
  At beginning of year                      1,366,157,692    1,165,336,443    194,813,042     112,373,191
                                          ---------------  ---------------  -------------   -------------
  At end of year                          $ 1,290,166,671  $ 1,366,157,692  $ 190,252,294   $ 194,813,042
                                          ===============  ===============  =============   =============
Accumulated undistributed net investment
income included in net assets             $           314  $           314  $      20,263   $          --
                                          ===============  ===============  =============   =============

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                 BOSTON ADVISORS           BOSTON ADVISORS
                                                     TAX FREE             NEW YORK MUNICIPAL
                                                MONEY MARKET FUND         MONEY MARKET FUND
                                          ------------------------------  ------------------
                                                                               FOR THE
                                            YEAR ENDED      YEAR ENDED       PERIOD ENDED
                                          APRIL 30, 2003  APRIL 30, 2002  APRIL 30, 2003(1)
                                          --------------  --------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                   $     425,383   $   1,036,014     $     719,128
                                          -------------   -------------     -------------
    Net increase in net assets resulting
    from operations                             425,383       1,036,014           719,128
                                          -------------   -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                    (425,383)     (1,036,014)         (719,128)
                                          -------------   -------------     -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS        (425,383)     (1,036,014)         (719,128)
                                          -------------   -------------     -------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST (EACH AT $1.00 PER SHARE)
  Proceeds from sale of shares
    Class 1                                 262,943,995     264,375,796       603,293,770
  Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
    Class 1                                     431,793       1,068,011           665,414
  Cost of shares redeemed
    Class 1                                (268,254,514)   (253,830,256)     (472,934,734)
                                          -------------   -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM FUND SHARE TRANSACTIONS                 (4,878,726)     11,613,551       131,024,450
                                          -------------   -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS        (4,878,726)     11,613,551       131,024,450
NET ASSETS
  At beginning of year                       85,138,339      73,524,788                --
                                          -------------   -------------     -------------
  At end of year                          $  80,259,613   $  85,138,339     $ 131,024,450
                                          =============   =============     =============
Accumulated undistributed net investment
income included in net assets             $          --   $          --     $          --
                                          =============   =============     =============

 (1)  Fund commenced operations on June 11, 2002.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                 BOSTON ADVISORS
                                                               CASH RESERVES FUND
                                            ---------------------------------------------------------
                                               FOR THE           FOR THE               FOR THE
                                              YEAR ENDED        YEAR ENDED          PERIOD ENDED
                                            APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                            --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF YEAR            $    1.000       $      1.000       $          1.000
                                              ----------       ------------       ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                              0.008              0.022                  0.050
                                              ----------       ------------       ----------------
Net increase from investment operations            0.008              0.022                  0.050
                                              ----------       ------------       ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                             (0.008)            (0.022)                (0.050)
                                              ----------       ------------       ----------------
Total distributions                               (0.008)            (0.022)                (0.050)
                                              ----------       ------------       ----------------
NET ASSET VALUE, END OF YEAR                  $    1.000       $      1.000       $          1.000
                                              ==========       ============       ================
TOTAL RETURN                                        0.81%              2.25%                  5.07%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)             $1,263,136       $  1,346,260       $      1,146,333
  Ratio of net operating expenses to
  average net assets                                0.85%              0.90%                  0.90%(3)
  Ratio of net investment income to
  average net assets                                0.81%              2.17%                  5.42%(3)
  Ratio of expenses to average net
  assets prior to waived fees and
  reimbursed expenses                               0.99%              0.99%                  1.03%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                      0.67%              2.08%                  5.29%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 2
--------------------------------------------------------------------------------

                                                                 BOSTON ADVISORS
                                                               CASH RESERVES FUND
                                            ---------------------------------------------------------
                                               FOR THE           FOR THE               FOR THE
                                              YEAR ENDED        YEAR ENDED          PERIOD ENDED
                                            APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                            --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF YEAR             $ 1.000           $ 1.000               $ 1.000
                                               -------           -------               -------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                            0.010             0.025                 0.020
                                               -------           -------               -------
Net increase from investment operations          0.010             0.025                 0.020
                                               -------           -------               -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                           (0.010)           (0.025)               (0.020)
                                               -------           -------               -------
Total distributions                             (0.010)           (0.025)               (0.020)
                                               -------           -------               -------
NET ASSET VALUE, END OF YEAR                   $  1.00           $  1.00               $  1.00
                                               =======           =======               =======
TOTAL RETURN                                      1.02%             2.50%                 2.01%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)              $27,030           $19,898               $19,003
  Ratio of net operating expenses to
  average net assets                              0.65%             0.65%                 0.66%(3)
  Ratio of net investment income to
  average net assets                              0.99%             2.44%                 5.22%(3)
  Ratio of expenses to average net
  assets prior to waived fees and
  reimbursed expenses                             0.75%             0.74%                 0.83%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                    0.89%             2.35%                 5.05%(3)

 (1) For the period from commencement of offering of Class 2 shares, December 13, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                 BOSTON ADVISORS
                                                        U.S. GOVERNMENT MONEY MARKET FUND
                                            ---------------------------------------------------------
                                               FOR THE           FOR THE               FOR THE
                                              YEAR ENDED        YEAR ENDED          PERIOD ENDED
                                            APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                            --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF YEAR             $  1.000        $     1.000         $         1.000
                                               --------        -----------         ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                             0.007              0.022                   0.049
                                               --------        -----------         ---------------
Net increase from investment operations           0.007              0.022                   0.049
                                               --------        -----------         ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                            (0.007)            (0.022)                 (0.049)
                                               --------        -----------         ---------------
Total distributions                              (0.007)            (0.022)                 (0.049)
                                               --------        -----------         ---------------
NET ASSET VALUE, END OF YEAR                   $  1.000        $     1.000         $         1.000
                                               ========        ===========         ===============
TOTAL RETURN                                       0.71%              2.20%                   4.98%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)              $190,252        $   194,813         $       112,373
  Ratio of net operating expenses to
  average net assets                               0.90%              0.90%                   0.90%(3)
  Ratio of net investment income to
  average net assets                               0.72%              2.10%                   5.34%(3)
  Ratio of expenses to average net
  assets prior to waived fees and
  reimbursed expenses                              0.98%              1.01%                   1.07%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                     0.64%              1.99%                   5.17%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                 BOSTON ADVISORS
                                                           TAX FREE MONEY MARKET FUND
                                            ---------------------------------------------------------
                                               FOR THE           FOR THE               FOR THE
                                              YEAR ENDED        YEAR ENDED          PERIOD ENDED
                                            APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                            --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF YEAR             $ 1.000         $     1.000         $        1.000
                                               -------         -----------         --------------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                            0.005               0.013                  0.027
                                               -------         -----------         --------------
Net increase from investment operations          0.005               0.013                  0.027
                                               -------         -----------         --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                           (0.005)             (0.013)                (0.027)
                                               -------         -----------         --------------
Total distributions                             (0.005)             (0.013)                (0.027)
                                               -------         -----------         --------------
NET ASSET VALUE, END OF YEAR                   $ 1.000         $     1.000         $        1.000
                                               =======         ===========         ==============
TOTAL RETURN                                      0.48%               1.30%                  2.77%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)              $80,260         $    85,138         $       73,525
  Ratio of net operating expenses to
  average net assets                              0.90%               0.90%                  0.90%(3)
  Ratio of net investment income to
  average net assets                              0.46%               1.24%                  2.99%(3)
  Ratio of expenses to average net
  assets prior to waived fees and
  reimbursed expenses                             0.98%               1.02%                  1.09%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                    0.38%               1.12%                  2.80%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                             BOSTON ADVISORS
                                                NEW YORK
                                             MUNICIPAL MONEY
                                               MARKET FUND
                                            -----------------
                                                 FOR THE
                                              PERIOD ENDED
                                            APRIL 30, 2003(1)
                                            -----------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000
                                                 --------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                               0.005
                                                 --------
Net increase from investment operations             0.005
                                                 --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                              (0.005)
                                                 --------
Total distributions                                (0.005)
                                                 --------
NET ASSET VALUE, END OF PERIOD                   $  1.000
                                                 ========
TOTAL RETURN                                         0.53%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)              $131,024
  Ratio of net operating expenses to
  average net assets                                 0.65%(3)
  Ratio of net investment income to
  average net assets                                 0.60%(3)
  Ratio of expenses to average net
  assets prior to waived fees and
  reimbursed expenses                                1.10%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                       0.15%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 11, 2002 to April 30, 2003.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003
--------------------------------------------------------------------------------

1 -- SIGNIFICANT ACCOUNTING POLICIES
Boston Advisors Trust (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Massachusetts Business Trust on September 30, 1999. The Trust currently offers four Funds: Boston Advisors Cash Reserves Fund (the "Cash Reserves Fund"), Boston Advisors U.S. Government Money Market Fund (the "U.S. Government Money Market Fund"), Boston Advisors Tax Free Money Market Fund (the "Tax Free Money Market Fund"), and Boston Advisors New York Municipal Money Market Fund (the "New York Municipal Money Market Fund"), (each, a Fund). The investment objective of the Funds seeks to preserve capital and maintain liquidity, consistent with seeking maximum current income. Additionally the Tax Free Money Market Fund seeks to generate income that is substantially exempt from federal income taxes and the New York Municipal Money Market Fund seeks to generate income that is substantially exempt from federal income tax and personal income taxes imposed by New York State and New York municipalities. The Cash Reserves Fund has issued two classes of shares
(Class 1 and Class 2 shares). Class 1 shares have a 12b-1 distribution fee. There are no other class specific expenses for either share class. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION -- Each Fund values investment securities utilizing the amortized cost valuation method permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which each fund must comply with certain conditions. This pricing method involves initially valuing a fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C. EXPENSES -- The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund are charged to that fund while general expenses are allocated among the Trust's respective portfolios based on their respective net assets.

    The investment income and expenses of each Fund (other than class specific expenses) and realized gains and losses on investments of each fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized gains or losses are incurred.

D. REPURCHASE AGREEMENTS -- Each Funds' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, each Fund has a right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E. USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003
--------------------------------------------------------------------------------

   assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. OTHER -- Investment transactions are accounted for on a trade-date basis. Gains and losses on securities are determined on the basis of identified cost.

2 -- TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

The net investment income of each Fund is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. Distributions are paid in the form of additional shares of the same Fund or, at the election of the shareholder, in cash. For U.S. Government Money Market Fund and Tax Free Money Market Fund, certain distributions may be paid from net interest earned and designated as tax exempt interest. Such distributions are not includable by shareholders as income subject to federal and/or state taxes, but may be subject to federal alternative minimum tax.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003
--------------------------------------------------------------------------------

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. During the year ended April 30, 2003, the tax basis of distributions paid were as follows:

                                          ORDINARY INCOME  TAX-EXEMPT INCOME
                                          ---------------  -----------------
Cash Reserves Fund
  Class 1                                   $10,966,549              --
  Class 2                                       232,032              --
U.S. Government Money Market Fund             1,523,862              --
Tax Free Money Market Fund                           --        $441,796
New York Municipal Money Market Fund                 --         685,616

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:
-----------------------------------------------------------------------------------------------------
                                                                                           NEW YORK
                                                         U. S. GOVERNMENT    TAX FREE     MUNICIPAL
                                          CASH RESERVES    MONEY MARKET    MONEY MARKET  MONEY MARKET
                                              FUND             FUND            FUND          FUND
                                          -------------  ----------------  ------------  ------------
Undistributed Ordinary Income               $261,558         $56,308         $12,755       $33,512
Undistributed Long-Term Gain (Loss)               --              --              --            --

At April 30, 2003, the Funds had capital loss carry forwards to offset future gains, if any, to the extent permitted by the Code, of the following:
-----------------------------------------------------------------------------------------------------------
                                                               AMOUNT                EXPIRATION DATE
                                                        --------------------  -----------------------------
Cash Reserves Fund                                              $314                          2009

3 -- INVESTMENT ADVISER FEE
Boston Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of The Advest Group, Inc. ("Advest Group"), serves as the investment advisor to the Funds, providing management, investment advisory and other services. In exchange, the Funds have agreed to pay the Advisor a monthly advisory fee at an annual rate of 0.55% of each Fund's average daily net assets. For the Cash Reserves Fund, the Advisor has agreed to waive its advisory fee and reimburse the Fund for its expenses through September 1, 2003, to the extent necessary that the total expenses of the Fund do not exceed 0.83% and 0.65% of the average daily net assets of Class 1 and Class 2, respectively. Prior to August 30, 2002, the Cash Reserves Fund was reimbursed to the extent necessary that the total expenses of the Fund did not exceed 0.90% of the average daily net assets of Class 1. For the the U.S. Government Money Market Fund and the Tax Free Money Market Fund the Advisor has also agreed to waive its advisory fee and reimburse each Fund for its expenses through September 1, 2003, to the extent necessary that the total expenses of the Fund do not exceed 0.90% of the average daily net assets of Class 1. For the New York Municipal Money Market Fund the Advisor agreed to waive its advisory fee to the extent necessary that the total expenses of the Fund do not exceed 0.65% of the average daily net assets. The Advisor reserves the right to be reimbursed for management fees waived and fund

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003
--------------------------------------------------------------------------------

expenses paid by it during the prior two years to the extent that a Fund's expense ratio falls below the expense limitations as of June 30, 2003.

4 -- DISTRIBUTION PLAN
Advest, Inc. ("Advest"), a wholly owned subsidiary of The Advest Group, Inc. ("Advest Group"), serves as the distributor to the Funds. The Funds have adopted a Rule 12b-1 distribution plan (the "Plan") authorizing each Fund's Class 1 shares to pay service fees equal to 0.25% of the Class 1 average daily net assets. Advest may pay up to the entire fee under the Plan to its own representatives or to other dealers providing services in connection with the sale of each Fund's shares. To the extent the fee is not paid to others, Advest may retain this fee as compensation for its services and expenses incurred in accordance with the Plan. For the year ended April 30, 2003, the distribution fees payable to Advest by the the Cash Reserves Fund, the U.S. Government Money Market Fund, the Tax Free Money Market Fund and the New York Municipal Money Market Fund amounted to $3,236,908, $505,944, $228,814 and $300,172, respectively. Advest voluntarily agreed to reimburse the New York Municipal Money Market Fund the full amount of the Fund's distribution fees for the period ended April 30, 2003.

5 -- TRANSFER AGENT FEE
Advest Transfer Services, Inc. ("ATS"), a subsidiary of the Advest Group, serves as the Funds' shareholder servicing agent and transfer agent. ATS receives account fees and asset-based fees that vary according to account size and type of account.

6 -- ADMINISTRATION, CUSTODIAN AND FUND ACCOUNTING FEE
Investors Bank & Trust ("Investors Bank") serves as the Trust's administrator, custodian and fund accounting agent. As compensation for its services, Investors Bank receives out-of-pocket costs, transaction fees, and asset based fees, which are accrued daily and paid monthly. Fees for such services paid to Investors Bank by the Funds are reflected as custodian and fund accounting expense in the statement of operations.

7 -- INVESTMENT SUB-ADVISORY FEE
On October 2, 2002, the Board of Trustees of the Trust unanimously approved and voted to recommend that the shareholders of the Cash Reserves Fund and the U.S. Government Money Market Fund approve a subadvisory agreement (the "Subadvisory Agreement") among the Funds, the Advisor and MONY Capital Management, Inc. (the "Subadviser"). The Advisor and the Subadviser are both wholly-owned subsidiaries of The MONY Group Inc., a diversified financial services company offering insurance, brokerage, asset management and other financial services. The subadvisory relationship with the Funds commenced on December 2, 2002.

The Subadvisory Agreement provides that the Advisor will pay the Subadviser a fee equal to 0.03% of each Fund's average daily net assets. The Funds will not pay any fee directly to the Subadviser.

8 -- SHAREHOLDER MEETING (UNAUDITED)
On November 13, 2002, the Trust held a joint special meeting of shareholders of the Cash Reserves Fund and the U.S. Government Money Market Fund to consider for approval a proposed investment sub-advisory

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003
--------------------------------------------------------------------------------

agreement between MONY Capital Management, Inc., Boston Advisors, Inc., the Cash Reserves Fund and the U.S. Government Money Market Fund. The results of the shareholder vote were as follows:

  Cash  1,297,759,687 shares or 98.27% of the
  Reserves shares voting voted in favor; 14,184,715
  Fund: shares or 1.07% of the shares voting voted against; and 8,636,449 shares or 0.65% of the shares voting abstained.

  U.S.
  Government 198,260,691 shares or 98.55% of the Money shares voting voted in favor; 1,743,193
  Market shares or 0.87% of the shares voting
  Fund: voted against; and 1,176,758 shares or 0.58% of the shares voting abstained.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of Boston Advisors Cash Reserves Fund, Boston Advisors U.S. Government Money Market Fund, Boston Advisors Tax Free Money Market Fund, and Boston Advisors New York Municipal Money Market Fund, and the Board of Trustees of Boston Advisors Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Boston Advisors Cash Reserves Fund, Boston Advisors U.S. Government Money Market Fund, Boston Advisors Tax Free Money Market Fund, and Boston Advisors New York Municipal Money Market Fund (each a fund of Boston Advisors Trust, hereafter referred to as the "Fund") at April 30, 2003, and the results of each of their operations, the changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 16, 2003

SUPPLEMENTAL TAX INFORMATION (UNAUDITED)

A total of 7.0% and 69.1% of the dividends distributed by the Boston Advisors Cash Reserves Fund and the Boston Advisors U.S. Government Money Market Fund, respectively, during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The detailed analysis of the percentage of investments as follows:

                                                                 BOSTON ADVISORS
                                           BOSTON ADVISORS    U.S. GOVERNMENT MONEY
                                          CASH RESERVES FUND       MARKET FUND
                                          ------------------  ----------------------
U.S Treasury Obligations                             0.0%                   0.0%
GNMA                                                 0.0%                   0.0%
FNMA                                                 3.2%                  25.0%
FHLMC                                                1.6%                  19.3%
Other U.S. Government Agency Obligations             2.2%                  24.8%
Other                                               93.0%                  30.9%

Additionally, 100% of the dividends distributed by the Boston Advisors Tax Free Money Market Fund and the Boston Advisors New York Municipal Money Market Fund during the fiscal year was derived from Municipal securities which are exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

TRUSTEES AND OFFICERS (UNAUDITED)

The Trust's Board of Trustees provides broad supervision over the affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trustees and executive officers of the Trust are listed below, together with their principal occupations during the past five years.

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                      TERM OF              PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                      OFFICE(1)           OCCUPATION(S)       TRUST COMPLEX     DIRECTORSHIPS
       ADDRESS AND             POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE               HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Allen G. Botwinick          Chairman of the     Trustee and Chairman  Executive Vice              Four        Advest, Inc.
90 State House Square       Board and Trustee   of the Board since    President of
Hartford, CT 06103                              March 2000            Administration and
Age: 60                                                               Operations, The
                                                                      Advest Group, Inc.
                                                                      and Advest, Inc.

Michael J. Vogelzang        President, Chief    Trustee, President    Boston                      Four        Advest, Inc.
One Federal Street          Executive Officer   and Chief Executive   Advisors, Inc.,
Boston, MA 02110            and Trustee         Officer since March   President and Chief
Age: 42                                         2000                  Investment Officer,
                                                                      4/99 - present;
                                                                      Senior Vice
                                                                      President and Chief
                                                                      Investment Officer,
                                                                      8/97 - 4/99.

DISINTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                      TERM OF              PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                      OFFICE(1)           OCCUPATION(S)       TRUST COMPLEX     DIRECTORSHIPS
       ADDRESS AND             POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE               HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Mone Anathan III            Trustee             Trustee since March   Harvard Divinity            Four        Brookstone, Inc.
99 Garden Street                                2000                  School, Student,                        (specialty
Cambridge, MA 02136                                                   9/97 - present;                         retailer)
Age: 64

Hugh A. Dunlap, Jr.         Trustee             Trustee since March   Retired, 5/95 -             Four        None
29 Lowell Road                                  2000                  present.
Brookline, MA 02445
Age: 71

                                                                                               NUMBER OF
                                                      TERM OF              PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                      OFFICE(1)           OCCUPATION(S)       TRUST COMPLEX     DIRECTORSHIPS
       ADDRESS AND             POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE               HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Ezekiel Russell Peach, Jr.  Trustee             Trustee since March   Retired, 12/99 -            Four        Wentworth 84
137 Atlantic Avenue                             2000                  present; Robert,                        Irrevocable
Marblehead, MA 01945                                                  Finnegan & Lynah,                       Trust
Age: 68                                                               PC (public
                                                                      accounting),
                                                                      partner/ principal,
                                                                      1968 - 12/99.

 (1) Each Trustee will hold office until his successor is elected or the Trust is terminated; except that (a) any Trustee may resign by written instrument signed by him and delivered to the other Trustees or to any Trust officer, which will take effect upon delivery or upon such later date as is specified; (b) any Trustee may be removed at any time with or without cause by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal will become effective; (c) any Trustee who requests in writing to be retired or who has become incapacitated by illness or injury may be retired by written instruments signed by a majority of the other Trustees, specifying the date of his retirement; or (d) a Trustee may be removed at any special meeting of the shareholders of the Trust by a vote of two-thirds of the outstanding shares of beneficial interest of the Trust.

OFFICERS

                                                                         PRINCIPAL
          NAME,                                TERM OF OFFICE(2)       OCCUPATION(S)
       ADDRESS AND            POSITION(S)        AND LENGTH OF          DURING PAST
           AGE              HELD WITH TRUST       TIME SERVED             5 YEARS
----------------------------------------------------------------------------------------
Todd A. Finkelstein         Vice President    Vice President since  Boston
One Federal Street                            March 2000            Advisors, Inc.,
Boston, MA 02110                                                    Senior Vice
Age: 42                                                             President and
                                                                    Director of Fixed
                                                                    Income, 8/98 -
                                                                    present; BankBoston,
                                                                    Vice President and
                                                                    Senior Investment
                                                                    Officer, 12/94 -
                                                                    8/98.

Donna C. McAdam             Treasurer and     Treasurer and Chief   Boston
One Federal Street          Chief Financial   Financial Officer     Advisors, Inc., Vice
Boston, MA 02110            Officer           since March 2000      President and Chief
Age: 55                                                             Operating Officer,
                                                                    4/87 - present.

Annellen McNamara           Assistant         Assistant Treasurer   Director, Mutual
Investors Bank & Trust      Treasurer         since March 2002      Fund Administration,
200 Clarendon Street                                                Investors Bank &
Boston, MA 02116                                                    Trust Company,
Age: 36                                                             6/02 - present;
                                                                    Senior Manager,
                                                                    1/00 - 5/02; Manager
                                                                    1996 - 1999.

John DelPrete               Secretary         Secretary since June  Senior Associate
Investors Bank & Trust                        2001                  Counsel, Mutual Fund
200 Clarendon Street                                                Administration,
Boston, MA 02116                                                    Investors Bank &
Age: 34                                                             Trust Company,
                                                                    1/01 - present;
                                                                    Associate Counsel,
                                                                    5/97 - 12/00.

Ellen O'Leary               Assistant         Assistant Secretary   Associate Counsel,
Investors Bank & Trust      Secretary         since September 2002  Mutual Fund
200 Clarendon Street                                                Administration,
Boston, MA 02116                                                    Investors Bank &
Age: 29                                                             Trust Company,
                                                                    1999 - present; Fund
                                                                    Accountant, 1996 -
                                                                    1999.

 (2) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

                               FORM N-CSR(2 OF 3)

ITEM 2 (CODE OF ETHICS):  Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT):  Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES):  Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

       SUB-ITEM 9a - Within the 90-day period immediately preceding the filing of this Report, the Trust's Chief Executive Officer and Principal Financial Officer have each evaluated the effectiveness of the Trust's "Disclosure Controls and Procedures" and have concluded that they were effective. As such term is used above, the Trust's Controls and Procedures are controls and other procedures of the Trust that are designed to ensure that information required to be disclosed by the Trust in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported, within the time periods specified in the Security Exchange Commission's rules and forms. Disclosure Controls and Procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by the Trust in such reports is accumulated and communicated to the Trust's management, including its principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

       SUB-ITEM 9b - There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses

ITEM 10 (EXHIBITS):

         SUB-ITEM 10a - Not applicable to this filing

         SUB-ITEM 10b - Certification Exhibits are attached.

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Boston Advisors Trust

                  By:      /s/ Michael J. Vogelzang
                      ----------------------------------------------------------
                           Michael J. Vogelzang, Chief Executive Officer

                  Date     June 23, 2003
                       ---------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                  By:      /s/ Michael J. Vogelzang
                      -------------------------------------------------
                           Michael J. Vogelzang, Chief Executive Officer

                  Date     June 23, 2003
                       ---------------------


                  By:      /s/ Donna C. McAdam
                      -------------------------------------------------
                           Donna C. McAdam, Chief Financial Officer

                  Date     June 23, 2003
                       ------------------------